Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Insurance Information
Deferred acquisition costs	$ 3,926.5	$ 3,939.2		$ 3,822.3
Market risk benefit asset	153.4	109.2
Future policy benefits and claims	42,488.0	38,279.4
Contractholder and other policyholder funds	42,272.4	43,184.3
Market risk benefit liability	111.9	181.4
Premiums and other considerations	6,396.7	5,264.3	$ 4,714.0
Net investment income	3,285.5	2,852.4	3,633.7
Benefits, claims and settlement expenses	7,226.2	5,882.7	6,617.5
Liability for future policy benefit remeasurement (gain) loss	(52.5)	(259.8)	0.4
Market risk benefit remeasurement (gain) loss	33.7	131.2	114.1
Amortization of deferred acquisition costs	388.7	385.7	372.2
Other operating expenses	2,732.8	2,750.2	2,456.3
Retirement and Income Solutions
Supplementary Insurance Information
Deferred acquisition costs	918.9	930.0		964.4
Market risk benefit asset	153.4	109.2
Future policy benefits and claims	29,161.9	26,651.8
Contractholder and other policyholder funds	34,399.6	35,338.0
Market risk benefit liability	111.9	181.4
Premiums and other considerations	2,935.0	1,959.7	1,883.6
Net investment income	2,618.8	2,252.2	2,674.4
Benefits, claims and settlement expenses	4,615.8	3,328.0	3,547.3
Liability for future policy benefit remeasurement (gain) loss	(68.5)	(14.9)	(3.8)
Market risk benefit remeasurement (gain) loss	33.7	131.2	114.1
Amortization of deferred acquisition costs	95.9	101.0	107.0
Other operating expenses	1,562.1	1,514.2	1,380.6
Benefits and Protection
Supplementary Insurance Information
Deferred acquisition costs	3,007.6	3,009.2		$ 2,857.9
Future policy benefits and claims	13,137.0	11,411.6
Contractholder and other policyholder funds	7,870.8	7,844.2
Premiums and other considerations	3,469.0	3,306.8	2,830.4
Net investment income	545.7	560.3	907.8
Benefits, claims and settlement expenses	2,609.0	2,553.7	3,069.3
Liability for future policy benefit remeasurement (gain) loss	16.0	(244.9)	4.2
Amortization of deferred acquisition costs	292.8	284.7	265.2
Other operating expenses	1,078.0	1,018.8	992.6
Corporate
Supplementary Insurance Information
Future policy benefits and claims	189.1	216.0
Contractholder and other policyholder funds	2.0	2.1
Premiums and other considerations	(7.3)	(2.2)
Net investment income	121.0	39.9	51.5
Benefits, claims and settlement expenses	1.4	1.0	0.9
Other operating expenses	$ 92.7	$ 217.2	$ 83.1